Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 5,794	$ 4,506	$ 4,471
Deposits and collateral provided in connection with litigation, regulatory and similar matters	3,006	2,235	2,205
Prepaid expenses	3,138	1,265	1,076
Current tax assets	1,331	167	182
VAT, withholding tax and other tax receivables	1,279	1,733	1,286
Properties and other non-current assets held for sale	485	370	369
Other	1,885	681	578
Total other non-financial assets	16,919	$ 10,958	$ 10,166
Credit Suisse
Other Non-Financial Assets [Line Items]
Total other non-financial assets	$ 6,971